Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net interest income
Loans	SFr 5,628	SFr 5,413	SFr 5,077
Investment securities	60	65	39
Trading assets	7,483	9,046	9,503
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,767	2,625	2,317
Other	1,436	2,192	2,125
Interest and dividend income	17,374	19,341	19,061
Deposits	(1,043)	(884)	(1,045)
Short-term borrowings	(84)	(105)	(119)
Trading liabilities	(3,602)	(3,854)	(3,938)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,387)	(1,264)	(1,042)
Long-term debt	(3,494)	(3,728)	(3,594)
Other	(202)	(207)	(289)
Interest expense	(9,812)	(10,042)	(10,027)
Net interest income	7,562	9,299	9,034
Bank
Net interest income
Loans	5,203	4,957	4,606
Investment securities	59	63	27
Trading assets	7,483	9,045	9,507
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,765	2,622	2,317
Other	1,415	2,170	2,128
Interest and dividend income	16,925	18,857	18,585
Deposits	(1,026)	(864)	(1,035)
Short-term borrowings	(84)	(105)	(119)
Trading liabilities	(3,602)	(3,855)	(3,938)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,387)	(1,264)	(1,042)
Long-term debt	(3,437)	(3,696)	(3,484)
Other	(201)	(206)	(290)
Interest expense	(9,737)	(9,990)	(9,908)
Net interest income	SFr 7,188	SFr 8,867	SFr 8,677